Related Party Transactions - Summary of Significant Transactions with Related Parties (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of transactions between related parties [line items]
Revenue from sale of goods related party transactions	₨ 12,005	$ 184	₨ 8,754	₨ 9,188
Purchases of goods/services related party transactions	6,712	103	3,179	456
Interest income / (Finance costs)	350	5	(1,689)	(11,101)
Dividend paid	39,506	606	36,244	10,901
Management and brand fees expenses	3,447	53	589	330
Dividend Income	111	2	7	4
Outsourcing Service Income	33	1	32	28
Long Term Incentive Plan Expenses	530	8	628	876
Other expenses	0	0
Loan given/(repaid)	0	0	0	631
Loan given			0	(656)
Loan (repaid)				(25)
Loan taken/(repaid)			(125,248)	(47,326)
Guarantee given/(taken)	344	5	(142,653)	(58,915)
Corporate social responsibility expenditure/ donation	887	14	1,050	230
Sterlite Technologies Limited ('STL') [member]
Disclosure of transactions between related parties [line items]
Revenue from sale of goods related party transactions	693	11	8,577	9,188
Purchases of goods/services related party transactions	9	0	174	74
Interest income / (Finance costs)			90	14
Dividend Income	4	0	7	3
Sterlite Power Transmission Limited ('SPTL')[member]
Disclosure of transactions between related parties [line items]
Revenue from sale of goods related party transactions	11,288	173	177
Purchases of goods/services related party transactions	128	2	28
Interest income / (Finance costs)	7	0
Konkola Copper Mines ('KCM') [member]
Disclosure of transactions between related parties [line items]
Revenue from sale of goods related party transactions	24	0
Purchases of goods/services related party transactions	6,575	101	2,977	382
Interest income / (Finance costs)	45	1	26
Long Term Incentive Plan Expenses	(1)	0
Vedanta Resources Jersey II Limited ('VRJ2') [member]
Disclosure of transactions between related parties [line items]
Interest income / (Finance costs)			(2,179)	(11,563)
Loan (repaid)			(126,187)	(51,182)
Loan taken			939	3,856
Vedanta Resources Jersey Limited ('VRJL')[member]
Disclosure of transactions between related parties [line items]
Interest income / (Finance costs)			(36)
Loan (repaid)			(1,907)
Loan taken			1,907
Vedanta Resources Plc [member]
Disclosure of transactions between related parties [line items]
Interest income / (Finance costs)	279	4	394	438
Management and brand fees expenses	3,447	53	589	330
Outsourcing Service Income	33	1	32	28
Long Term Incentive Plan Expenses	531	8	628	876
Guarantee given/(taken)			(142,653)	(58,915)
Twinstar Holding Limited [member]
Disclosure of transactions between related parties [line items]
Interest income / (Finance costs)	15	0	14	5
Dividend paid	29,243	449	26,829	8,069
Loan given/(repaid)				655
Sterlite Iron and Steel Company Limited ('SISCOL') [member]
Disclosure of transactions between related parties [line items]
Interest income / (Finance costs)	4	0	2	5
Loan given	0	0	0	1
Loan (repaid)				(25)
Finsider international company limited [member]
Disclosure of transactions between related parties [line items]
Dividend paid	8,512	131	7,809	2,349
Westglobe limited [member]
Disclosure of transactions between related parties [line items]
Dividend paid	940	14	862	259
Welter [member]
Disclosure of transactions between related parties [line items]
Dividend paid	811	12	744	224
India Grid trust [member]
Disclosure of transactions between related parties [line items]
Dividend Income	81	1
Related parties [member]
Disclosure of transactions between related parties [line items]
Dividend Income	85	1	7	3
Sterlite Power Grid Ventures Limited [member]
Disclosure of transactions between related parties [line items]
Other expenses	0	0
Vedanta Medical Research Foundation ('VMRF') )[member]
Disclosure of transactions between related parties [line items]
Guarantee given/(taken)	344	5
Corporate social responsibility expenditure/ donation	833	13	348	176
Sesa Community Development Foundation [member]
Disclosure of transactions between related parties [line items]
Corporate social responsibility expenditure/ donation	53	1	19	23
Vedanta Foundation [member]
Disclosure of transactions between related parties [line items]
Corporate social responsibility expenditure/ donation	₨ 1	$ 0	₨ 683	₨ 31